SELECTED STATEMENTS OF INCOME DATA (Schedule of Financial Income and Other, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities	$ 6,844	$ 5,268	$ 4,802
Realized gain on marketable securities	32	16
Interest	430	349	$ 1,505
Financial income, net	7,306	5,633	6,307
Interest	(66)	(73)	(182)
Foreign currency translation	(731)	(685)	(822)
Other	(780)	(1,107)	(1,266)
Financial expenses, net	(1,577)	(1,865)	(2,270)
Other income (expenses), net	(425)	(3)	(110)
Financial income and other, net	$ 5,304	$ 3,765	$ 3,927